Quantitative information by loan class for loans modified as T D R (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	7,768
Financing Receivable Modifications Pre Modification Recorded Investment 1	$ 536,380
Financing Receivable Post Modification Recorded Investment 1	565,283
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	22,154
Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	80
Financing Receivable Modifications Pre Modification Recorded Investment 1	90,977
Financing Receivable Post Modification Recorded Investment 1	87,699
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(480)
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	144
Financing Receivable Modifications Pre Modification Recorded Investment 1	40,495
Financing Receivable Post Modification Recorded Investment 1	38,359
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	375
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	9
Financing Receivable Modifications Pre Modification Recorded Investment 1	19,383
Financing Receivable Post Modification Recorded Investment 1	19,626
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(605)
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,438
Financing Receivable Modifications Pre Modification Recorded Investment 1	328,728
Financing Receivable Post Modification Recorded Investment 1	359,965
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	22,072
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	165
Financing Receivable Modifications Pre Modification Recorded Investment 1	3,702
Financing Receivable Post Modification Recorded Investment 1	3,553
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	34
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,651
Financing Receivable Modifications Pre Modification Recorded Investment 1	23,563
Financing Receivable Post Modification Recorded Investment 1	26,444
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	113
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,224
Financing Receivable Modifications Pre Modification Recorded Investment 1	27,688
Financing Receivable Post Modification Recorded Investment 1	27,671
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	645
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	8
Financing Receivable Modifications Pre Modification Recorded Investment 1	93
Financing Receivable Post Modification Recorded Investment 1	95
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	49
Financing Receivable Modifications Pre Modification Recorded Investment 1	1,751
Financing Receivable Post Modification Recorded Investment 1	1,871
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	7,382
Financing Receivable Modifications Pre Modification Recorded Investment 1	456,399
Financing Receivable Post Modification Recorded Investment 1	488,887
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	10,888
PUERTO RICO | Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	78
Financing Receivable Modifications Pre Modification Recorded Investment 1	78,344
Financing Receivable Post Modification Recorded Investment 1	78,344
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(60)
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	142
Financing Receivable Modifications Pre Modification Recorded Investment 1	28,617
Financing Receivable Post Modification Recorded Investment 1	28,617
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	795
PUERTO RICO | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	4
Financing Receivable Modifications Pre Modification Recorded Investment 1	3,194
Financing Receivable Post Modification Recorded Investment 1	3,194
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(292)
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,064
Financing Receivable Modifications Pre Modification Recorded Investment 1	291,006
Financing Receivable Post Modification Recorded Investment 1	320,781
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	9,653
PUERTO RICO | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	165
Financing Receivable Modifications Pre Modification Recorded Investment 1	3,702
Financing Receivable Post Modification Recorded Investment 1	3,553
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	34
PUERTO RICO | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,651
Financing Receivable Modifications Pre Modification Recorded Investment 1	23,563
Financing Receivable Post Modification Recorded Investment 1	26,444
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	113
PUERTO RICO | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,224
Financing Receivable Modifications Pre Modification Recorded Investment 1	27,688
Financing Receivable Post Modification Recorded Investment 1	27,671
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	645
PUERTO RICO | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	8
Financing Receivable Modifications Pre Modification Recorded Investment 1	93
Financing Receivable Post Modification Recorded Investment 1	95
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
PUERTO RICO | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	46
Financing Receivable Modifications Pre Modification Recorded Investment 1	192
Financing Receivable Post Modification Recorded Investment 1	188
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	386
Financing Receivable Modifications Pre Modification Recorded Investment 1	79,981
Financing Receivable Post Modification Recorded Investment 1	76,396
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	11,266
UNITED STATES | Commercial real estate
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2
Financing Receivable Modifications Pre Modification Recorded Investment 1	12,633
Financing Receivable Post Modification Recorded Investment 1	9,355
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(420)
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2
Financing Receivable Modifications Pre Modification Recorded Investment 1	11,878
Financing Receivable Post Modification Recorded Investment 1	9,742
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(420)
UNITED STATES | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	5
Financing Receivable Modifications Pre Modification Recorded Investment 1	16,189
Financing Receivable Post Modification Recorded Investment 1	16,432
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(313)
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	374
Financing Receivable Modifications Pre Modification Recorded Investment 1	37,722
Financing Receivable Post Modification Recorded Investment 1	39,184
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	12,419
UNITED STATES | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0
Financing Receivable Modifications Pre Modification Recorded Investment 1	0
Financing Receivable Post Modification Recorded Investment 1	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0
UNITED STATES | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	3
Financing Receivable Modifications Pre Modification Recorded Investment 1	1,559
Financing Receivable Post Modification Recorded Investment 1	1,683
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0